INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective tax rates

	2024	2023
US federal statutory rates	(21%)	(21%)
Tax rate difference between PRC and U.S.	(4%)	(4%)
Effect of income tax exemption on certain income	(54%)	(123%)
Change in valuation allowance	79%	148%
Effective tax rate	$-	$-

Schedule of income tax expense (benefit)

	2024	2023
Income tax expense - current	$-	$-
Income tax benefit -deferred	(517,978)	(668,216)
Increase in valuation allowance	517,978	668,216
Total income tax expense	$-	$-

Schedule of net deferred tax assets

	2024	2023
Deferred tax asset
Net operating loss	$(3,049,122)	$(2,531,144)
Less: valuation allowance	3,049,122	2,531,144
Net deferred tax asset	$-	$-